PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
PROPERTY, PLANT AND EQUIPMENT
Disposals	$ 0
Proceeds		$ 58,776
Loss on disposal of plant and equipment		$ 51,418